Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) - Schedule of Capitalized Costs Related to Crude Oil and Natural Gas Exploration and Production Activities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Capitalized Costs Related to Crude Oil and Natural Gas Exploration and Production Activities [Abstract]
Proved	$ 94,189,372	$ 64,799,213
Less: accumulated depreciation, depletion, and amortization	(352,127)	(9,592,296)
Net oil and natural gas properties capitalized costs	$ 93,837,245	$ 55,206,917